Other Financial Assets and Liabilities - Summary of Hedging instruments (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	₩ 0
Contract amount	2,672,113	₩ 2,957,474
Assets	159,211	190,830
Liabilities	24,547	33,555
Changes in fair value to calculate the ineffective portion of hedges	45,339	195,905
USD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	2,011,509	2,111,509
Contract amount	2,417,473	2,527,626
Assets	157,681	160,243
Liabilities	23,465	32,936
Changes in fair value to calculate the ineffective portion of hedges	44,413	170,856
JPY
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	400,000	400,000
Contract amount	4,357	4,357
Assets	0	0
Liabilities	660	409
Changes in fair value to calculate the ineffective portion of hedges	(162)	(308)
SGD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency		284,000
Contract amount		245,208
Assets		26,351
Liabilities		0
Changes in fair value to calculate the ineffective portion of hedges		20,511
EUR
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	7,700	7,700
Contract amount	10,283	10,283
Assets	0	0
Liabilities	231	210
Changes in fair value to calculate the ineffective portion of hedges	381	129
KRW
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	0	0
Contract amount	240,000	170,000
Assets	1,530	4,236
Liabilities	191	0
Changes in fair value to calculate the ineffective portion of hedges	₩ 707	₩ 4,717